Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 11,948	$ 15,517	$ 9,815
Accounts receivable, net	3,880	1,232	1,974
Inventories	8,588	7,309	4,566
Contract assets	160	3,033	540
Prepaid expenses and other current assets	2,555	807	1,884
Total current assets	27,131	27,898	18,779
Property and equipment, net	1,219	1,006	1,456
Equipment on lease, net	7,595	2,855	0
Other assets	4,288	932	1,398
Total assets	40,233	32,691	21,633
Current liabilities:
Accounts payable	6,522	1,226	1,716
Accrued expenses and other current liabilities	3,289	2,512	3,318
Debt – current portion	6,070	3,687	145
Contract liabilities	11,892	4,702	7,091
Total current liabilities	27,773	12,127	12,270
Long-term debt – less current portion	12,813	4,316	5,983
Convertible notes payable	5,000	0	1,500
Other noncurrent liabilities	3,357	365	845
Total liabilities	48,943	16,808	20,598
Commitments and contingencies (Note 16)
Redeemable convertible preferred stock, $0.00001 par value, 125,419,265 and 28,141,258 shares authorized as of December 31, 2020 and 2019, respectively; 117,734,383 and 27,967,896 shares issued and outstanding as of December 31, 2020 and 2019, respectively; liquidation preference of $133,762,000 and $114,042,000 as of December 31, 2020 and 2019, respectively	123,704	123,704	101,858
Stockholders’ deficit:
Ordinary shares, $0.0001 par value	1	1	1
Additional paid-in capital	16,446	14,954	13,196
Accumulated deficit	(148,861)	(122,776)	(114,020)
Total stockholders’ deficit	(132,414)	(107,821)	(100,823)
Total liabilities, redeemable convertible preferred stock, and stockholders’ deficit	$ 40,233	$ 32,691	$ 21,633